Financial assets and liabilities - Other financial liabilities (Details) - Dec. 31, 2020 $ in Thousands, $ in Thousands	USD ($)	MXN ($)
Other financial liabilities
Total financial liabilities		$ 9,657
Current	$ 484	9,657
Zero cost collar options
Other financial liabilities
Total financial liabilities		$ 9,657